Deposits Deposits by Type (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deposits [Abstract]
Noninterest-bearing Deposit Liabilities	$ 1,076,631	$ 1,445,783
Interest-bearing Deposit Liabilities, Domestic	3,006,401	2,681,769
Market-based Money Market Accounts	413,137	439,399
Savings and Money Market Accounts, excluding Market-based	5,110,992	4,451,843
Market-based Time	597,858	736,612
Time, excluding Market-Based	3,056,321	3,386,982
Deposits	$ 13,261,340	$ 13,142,388